EQUITY - Movement in issued and outstanding share capital (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2024 shares	Dec. 31, 2024 shares Options	Dec. 31, 2023 Options shares	Dec. 31, 2022 Options shares
EQUITY
Number of shares, beginning balance		47,894,688	36,138,588
Issuance of Ordinary shares		754,443	169,473
Issuance of Ordinary shares in connection with the closing of the BCA	539,966		11,287,156
Vested RSU's		460,259
Exercise of employees' options into Ordinary shares | Options		617,516	299,471	275,055
Number of shares, ending balance		49,726,906	47,894,688	36,138,588